Income Tax - Summary of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax:
Current Taxes	€ 62,610	€ 57,400	€ 35,093
Prior Years Taxes	(1,932)	215	(6,544)
Deferred tax:
Deferred Taxes	(16,815)	(12,990)	2,855
Income tax expense reported in the statement of profit or loss	€ 43,863	€ 44,625	€ 31,404